COMMON STOCK (Tables)	12 Months Ended
Dec. 25, 2021
Schedule of common stock issuances

	December 25, 2021
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$75.18

Shares issued under the employee stock gift program	2	78.37
Shares issued under the director retainer stock program	5	72.66
Shares issued under the bonus plan	487	59.56
Shares issued under the executive stock match plan	77	60.24
Forfeitures	(24)
Total shares issued under stock grant programs	547	$59.84

Shares issued under the deferred compensation plans	117	$64.14

	December 26, 2020
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	35	$46.71

Shares issued under the employee stock gift program	3	48.10
Shares issued under the director retainer stock program	46	25.31
Shares issued under the bonus plan	271	47.52
Shares issued under the executive stock grants plan	79	47.60
Forfeitures	(9)
Total shares issued under stock grant programs	390	$44.96

Shares issued under the deferred compensation plans	128	$53.79

Nonvested Restricted Shares Activity

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 29, 2018	1,160,079	$23.32	$7.6	1.12 years
Granted	318,496	32.60
Vested	(224,894)	23.42
Forfeited	(50,786)	24.18
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years
Granted	348,016	47.60
Vested	(177,790)	22.69
Forfeited	(9,327)	33.46
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years